Unaudited Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Voyage revenues (notes 6 and 10a)	$ 148,205	$ 153,060	$ 288,092	$ 302,804
Voyage expenses	(5,329)	(6,023)	(7,646)	(11,798)
Vessel operating expenses	(28,407)	(27,457)	(54,511)	(53,558)
Time-charter hire expenses	(5,368)	(3,080)	(11,290)	(8,671)
Depreciation and amortization	(31,629)	(35,338)	(64,268)	(69,464)
General and administrative expenses	(7,883)	(5,667)	(14,050)	(12,299)
Write-down of vessels (note 15)	0	0	(45,000)	0
Restructuring charges (note 14)	0	(818)	0	(2,976)
Income (loss) from vessel operations	69,589	74,677	91,327	144,038
Equity income (notes 7 and 10a)	32,155	1,738	32,528	7,316
Interest expense	(35,143)	(41,018)	(71,847)	(83,235)
Interest income (note 7)	1,697	960	4,067	2,038
Realized and unrealized loss on non-designated derivative instruments (note 11)	(8,516)	(7,826)	(28,987)	(14,443)
Foreign currency exchange loss (notes 8 and 11)	(11,624)	(7,243)	(6,885)	(7,974)
Other expense (note 3b)	(679)	(487)	(1,040)	(236)
Net income before income tax expense	47,479	20,801	19,163	47,504
Income tax recovery (expense) (note 9)	1,804	(1,749)	(708)	(4,327)
Net income	49,283	19,052	18,455	43,177
Non-controlling interest in net income	4,349	2,617	6,515	5,125
Preferred unitholders' interest in net income	6,425	6,425	12,850	12,850
General partner's interest in net income (loss)	713	200	(76)	504
Limited partners’ interest in net income (loss)	$ 37,796	$ 9,810	$ (834)	$ 24,698
Limited partners’ interest in net income (loss) per common unit (note 13):
Basic (usd per unit)	$ 0.46	$ 0.12	$ (0.01)	$ 0.31
Diluted (usd per unit)	$ 0.46	$ 0.12	$ (0.01)	$ 0.31
Weighted-average number of common units outstanding (note 13):
Basic (units)	82,197,665	78,603,636	79,629,623	78,600,342
Diluted (units)	82,262,235	78,685,537	79,629,623	78,682,263